Investments - Summary of Composition of Other Investments (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Schedule of Investments [Line Items]
Equity method investments	¥ 907,413	¥ 799,527
Investments held by consolidated investment companies and other	93,176	84,969
Total	¥ 1,000,589	¥ 884,496